Parent Only Financial Statements	12 Months Ended
Mar. 31, 2026
Parent Only Financial Statements [Abstract]
PARENT ONLY FINANCIAL STATEMENTS

17. PARENT ONLY FINANCIAL STATEMENTS

The following presents condensed parent company only financial statements of Charming Medical Limited.

Condensed balance sheets

	As of March 31,
	2026	2025
	US$	US$
ASSETS
Current Assets:
Cash and cash equivalents	3,737,770	—
Deposits, prepayments and other receivables, net	1,364,434	—
Investment in funds	1,326,000	—
Amount due from subsidiaries	—	108,835
Total current assets	6,428,204	108,835
Non-current assets:
Investment in a subsidiary	500	500
Deposits, prepayments and other receivables, net	180,000	—
Deferred offering costs	—	545,359
Total non-current assets	180,500	545,859
Total assets	6,608,704	654,694
LIABILITIES AND SHAREHOLDERS’ EQUITY (DEFICIT)
Current liabilities:
Accruals	158,391	25,000
Amount due to a shareholder	768,390	1,064,828
Amounts due to subsidiaries	2,341,579	—
Total current liabilities	3,268,360	1,089,828
TOTAL LIABILITIES	3,268,360	1,089,828

Commitments and contingencies (Note 15)

Shareholders’ equity (deficit)
Class B Ordinary shares, US$0.0001 par value, 15,000,000 shares authorized, and 2,000,000 shares issued and outstanding as of March 31, 2026 and 2025, respectively	200	200
Class A Ordinary shares, US$0.0001 par value, 60,000,000 shares authorized, and 15,178,000 and 13,338,000 shares issued and outstanding as of March 31, 2026 and 2025, respectively	1,518	1,334
Additional paid-in capital	4,784,361	—
Subscription receivables	—	(1,534)
Accumulated losses	(1,445,735)	(435,134)
Total shareholders’ equity (deficit)	3,340,344	(435,134)
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY (DEFICIT)	6,608,704	654,694

Condensed statements of operations

	Years ended March 31,
	2026	2025	2024
	US$	US$	US$
OTHER INCOME (EXPENSES)
Interest income	26,899	—	—
Unrealized gain from investment in funds	26,000	—	—
Other expenses	(1,512)	—	—
	51,387	—	—

OPERATING COST AND EXPENSES
Staff costs and employee benefits	(92,219)	—	—
Advertising and promotion expenses	(101,832)	—	—
Professional expenses	(772,554)	(185,134)	(250,000)
Bank charges	(890)	—	—
Other general and administrative expenses	(94,493)	—	—
	(1,061,988)	(185,134)	(250,000)
LOSS BEFORE INCOME TAX EXPENSES	(1,010,601)	(185,134)	(250,000)
Income tax expenses	—	—	—
NET LOSS	(1,010,601)	(185,134)	(250,000)

Condensed statements of cash flows

	Year ended March 31,
	2026	2025	2024
	US$	US$	US$
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	(1,010,601)	(185,134)	(250,000)
Adjustments to reconcile net loss to net cash used in operating activities
Unrealized gain from investment in funds	(26,000)	—	—
Changes in operating assets and liabilities
Deposits, other receivables and prepayments	(1,544,434)	—	—
Accruals and other payables	133,391	(225,000)	250,000
Net cash used in operating activities	(2,447,644)	(410,134)	—

CASH FLOWS FROM INVESTING ACTIVITIES:
Investment in funds	(1,300,000)	—	—
Repayment from subsidiaries	108,835	—	—
Advances to subsidiaries	—	(109,335)	—
Net cash used in investing activities	(1,191,165)	(109,335)	—

CASH FLOWS FROM FINANCING ACTIVITIES:
Payments of offering costs related to IPO	(1,176,763)	(545,359)	—
Proceeds from issuance of shares pursuant to IPO from underwriters	6,533,660	—	—
Advances from subsidiaries	2,314,586	—	—
Advance from a director	—	1,064,828	—
Repayment to a director	(294,904)	—	—
Net cash provided by financing activities	7,376,579	519,469	—
NET CHANGE IN CASH AND CASH EQUIVALENTS	3,737,770	—	—
CASH AND CASH EQUIVALENTS AT THE BEGINNING OF THE YEAR	—	—	—
CASH AND CASH EQUIVALENTS AT THE END OF THE YEAR	3,737,770	—	—

(i) Basis of presentation

The Company was incorporated under the laws of the British Virgin Islands as a BVI business company with limited liability on February 28, 2024 and as a holding company.

On May 6, 2024, Beautylab was incorporated in the British Virgin Islands as a BVI business company with limited liability. On May 6, 2024, 50,000 share was allotted and issued to the Company, following which Beautylab is wholly-owned by the Company. The investment in subsidiary stated at cost of investment in Beautylab.

My Beauty, Dream International, Pilate and Choliya (collectively “Hong Kong Subsidiaries”), limited liability incorporated in Hong Kong on July 14, 2016, March 14, 2017, September 19, 2019 and March 7, 2021, are operating entities in Hong Kong, are directly or indirectly owned by Beautylab.

The condensed parent company financial information of the Company has been prepared using the same accounting policies as set out in the accompanying consolidated financial statements.

The condensed parent-company-only financial statements are presented as if the incorporation of the Company and its subsidiaries had taken place on April 1, 2024 and throughout the period ended March 31, 2025.

In the condensed parent-company-only financial statements, the Company’s investment in Beautylab is stated at cost included in condensed balance sheets. These condensed parent-company-only financial statements should be read in connection with the consolidated financial statements and notes thereto.

(ii) Restricted Net Assets

Schedule I of Rule 5-04 of Regulation S-X requires the condensed financial information of registrant shall be filed when the restricted net assets of consolidated subsidiaries exceed 25 percent of consolidated net assets as of the end of the most recently completed fiscal year. For purposes of the above test, restricted net assets of consolidated subsidiaries shall mean that amount of the registrant’s proportionate share of net assets of consolidated subsidiaries (after intercompany eliminations) which as of the end of the most recent fiscal year may not be transferred to the parent company by subsidiaries in the form of loans, advances or cash dividends without the consent of a third party (i.e., lender, regulatory agency, foreign government, etc.).

The condensed parent company financial statements have to be prepared in accordance with Rule 12-04, Schedule I of Regulation S-X if the restricted net assets of the subsidiaries of Charming Medical Limited exceed 25% of the consolidated net assets of Charming Medical Limited. Whilst the restricted net assets of the subsidiaries of Charming Medical Limited does not exceed 25% of the consolidated net assets of Charming Medical Limited, the above condensed parent company only financial statements of Charming Medical Limited is presented for the supplementary reference.

As of March 31, 2026 and 2025, there were no material contingencies, significant provisions of long-term obligations, mandatory dividend or redemption requirements of redeemable stocks or guarantees of the Company, except for those which have been separately disclosed in the consolidated financial statements, if any.